Property, plant and equipment - Narrative (Details) $ in Thousands							3 Months Ended			12 Months Ended
	Dec. 31, 2023 USD ($) vessel impairment_indicator T	May 05, 2023 USD ($)	Dec. 14, 2022 USD ($)	Jun. 24, 2022 USD ($) vessel	Jun. 07, 2022 USD ($)	Apr. 29, 2022 USD ($) vessel T	Dec. 31, 2023 USD ($) vessel impairment_indicator T	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) vessel impairment_indicator T	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel T	Dec. 04, 2023 T	Oct. 09, 2023 USD ($) shareholder vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2009 T	Dec. 31, 2008 T	Dec. 31, 2006 T
Disclosure of detailed information about property, plant and equipment [line items]
Transfers										$ 0	$ 0	$ 0
Purchase of property, plant and equipment										337,195	523,494	413,062
Acquisitions										370,155	628,320	436,680
Right-of-use assets (Note 8)	$ 32,936						$ 32,936			32,936	21,493	29,001
Property, plant and equipment including right-of-use assets	$ 1,769,663						$ 1,769,663			1,769,663	3,308,616	3,179,299			$ 3,127,091
Borrowing costs capitalised										$ 6,500
Capitalisation rate of borrowing costs eligible for capitalisation										7.00%
Number of impairment indicators | impairment_indicator	2						2			2
Capital commitments	$ 623,756						$ 623,756			$ 623,756	404,100
Gains on disposal of vessels/other tangible assets (Note 8)										372,444	96,160	15,068
TI Asia Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired					50.00%
TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired					50.00%
Suezmax Cedar
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T													157,310
Cassius
Disclosure of detailed information about property, plant and equipment [line items]
Sale price										123,500
VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Sale price												35,370
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Transfers										$ 163,543	$ 118,110	382,727
Number of vessels under construction | vessel	5						5			5	8
Acquisitions										$ 295,568	$ 448,850	56,111
Property, plant and equipment including right-of-use assets	$ 1,629,570						$ 1,629,570			$ 1,629,570	$ 3,057,932	$ 2,967,787			2,865,308
Vessels | Suezmaxes Cedar and Cypress
Disclosure of detailed information about property, plant and equipment [line items]
Number of properties transferred from construction in progress | vessel											2
Transfers											$ 118,000
Number of vessels under construction | vessel												2
Vessels | Suezmax Cedar
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	157,310						157,310			157,310
Vessels | Suedmax Cypress
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	157,310						157,310			157,310
Vessels | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel						2
Purchase of property, plant and equipment						$ 179,000
Vessels | Eco-Type VLCC Chelsea
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	299,158					299,995	299,158			299,158
Vessels | Eco-Type VLCC Ghillie
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						297,750
Vessels | D-Class Delos
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T												300,200
Vessels | D-Class Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T												300,200
Vessels | D-Class Doris
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T												300,200
Vessels | D-Class Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T												299,550
Vessels | FSO Asia and Africa
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions					$ 223,100
Estimated useful life										10 years
Vessels | Suezmaxes Marlin Sardinia and Marlin Somerset
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with extended time charter agreements | vessel				2
Time charter agreements, extended period				12 months
Right-of-use assets (Note 8)				$ 13,400
Vessels | VLCCs Cassius, Camus and Clovis
Disclosure of detailed information about property, plant and equipment [line items]
Number of properties transferred from construction in progress | vessel										3
Vessels | Cassius
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	299,158						299,158			299,158
Vessels | Camus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	299,158						299,158			299,158
Vessels | Brugge
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	156,851						156,851			156,851
Vessels | Brest
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	156,851						156,851			156,851
Vessels | VLCC Newton
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																307,284
Acquisitions	$ 30,000
Vessels | Suezmax Cap Charles
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																		158,881
Sale price			$ 40,500
Gains on disposal of vessels/other tangible assets (Note 8)									$ 22,100
Vessels | VLCC Nautica
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																	307,284
Sale price		$ 53,900
Gains on disposal of vessels/other tangible assets (Note 8)								$ 27,100
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Transfers										$ (163,543)	(118,110)	$ (382,727)
Acquisitions										41,627	165,246	356,951
Property, plant and equipment including right-of-use assets	$ 106,513						$ 106,513			$ 106,513	$ 228,429	$ 181,293			$ 207,069
Vessels under construction | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel	2						2			2
Vessels under construction | Eco-Type Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel	3						3			3
24 VLCC tankers
Disclosure of detailed information about property, plant and equipment [line items]
Number of shareholders involved in transaction | shareholder														2
Number of vessels sold | vessel														24
Receivables from contracts with customers														$ 2,350,000
Number of vessels delivered | vessel	11						11			11
(Expected) Gain							$ 323,300